                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  /    / (a)
or fiscal year ending:  12/31/01            (b)

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

Is this a transition report?(Y/N)                                                                                    N
                                                                                                                   ------

Is this an amendment to a previous filing? (Y/N)
                                                                                                                     N
                                                                                                                   ------
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.         A.     Registrant Name:   Separate Account One of Northern Life Insurance Company
           B.     File Number:   811-9002

           C.     Telephone Number :  (612) 372-5608

2.         A.     Street:    1501 Fourth Avenue, Suite 1000
           B.     City:  Seattle   C.  STATE:  WA  D.  Zip Code: 98101  Zip Ext:
           E.     Foreign Country              Foreign Postal Code:

3.                Is this the first filing on this form by Registrant? (Y/N)                                         N
                                                                                                                   ------

4.                Is this the last filing on this form by Registrant?(Y/N)                                           N
                                                                                                                   ------

5.                Is Registrant a small business investment company(SBIC)? (Y/N) [If answer is "Y" (Yes),
                  complete only items 89 through 110.]                                                               N
                                                                                                                   ------

6.                Is Registrant a unit investment trust (UIT)?         (Y/N)
                  [If answer is "Y" (Yes), complete only items 111 through 132.]                                     Y
                                                                                                                   ------

7.         A.     Is Registrant a series or multiple portfolio company?(Y/N)
                  N N [If answer is "N" (No), go to item 8.]                                                         N
                                                                                                                   ------

           B. How many separate series or portfolios did Registrant have at the end of the period?
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For period ending   12/31/01
File Number 811-9002

UNIT INVESTMENT TRUSTS

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

111.       A.     [/] Depositor Name:   Northern Life Insurance Company
           B.     [/] File Number(If any):
           C.     [/] City   Seattle   State:  WA     Zip  98101
                  [/] Foreign Country:            Foreign Postal Code:


111.       A.     [/] Depositor Name:
           B.     [/] File Number(If any):
           C.     [/] City:              State:         Zip Code-ext :
                  [/] Foreign Country:            Foreign Postal Code:

112.       A.     [/] Sponsor Name:
           B.     [/] File Number (If any):
           C.     [/] City:              State:         Zip Code-ext  :
                  [/] Foreign Country:            Foreign Postal Code:

112.       A.     [/] Sponsor Name:
           B.     [/] File Number (If any):
           C.     [/] City:              State:         Zip Code-ext  :
                  [/] Foreign Country:            Foreign Postal Code:
113.       A.     [/] Trustee Name:
           B.     [/] City:        State      Zip Code:     Zip Ext:
                  [/] Foreign Country:                 Foreign Postal Code:

113.       A.     [/] Trustee Name:
           B.     [/] City:        State      Zip Code:     Zip Ext:
                  [/] Foreign Country:                 Foreign Postal Code:

114.       A.     [ ] Principal Underwriter Name: Washington Square Securities, Inc.
           B.     [ ] File Number: 8-13987
           C.     [ ] City: Minneapolis      State: MN     Zip Code: 55401     Zip
                  Ext:
                  [/] Foreign Country:                 Foreign Postal Code  :

114.       A.     [ ] Principal Underwriter Name:.
           B.     [ ] File Number:  8-
           C.     [ ] City:      State:    Zip Code:     Zip Ext:
                  [/] Foreign Country:                 Foreign Postal Code  :

115.       A.     [/] Independent Public Accountant Name: Ernst & Young, LLP
           B.     [/] City: Minneapolis   State: MN  Zip Code: 85402   Zip Ext:
                  [/] Foreign Country:                 Foreign Postal Code  :

115.       A.     [/] Independent Public Accountant Name: Ernst & Young, LLP
           B.     [/] City: Minneapolis   State: MN  Zip Code: 85402   Zip Ext:
                  [/] Foreign Country:                 Foreign Postal Code  :

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




For period ending    12/31/01
File number 811-9002


116.              Family of investment companies information:

           A.     [/] Is Registrant part of a family of investment companies?(Y/N)                                     Y
                                                                                                                       -
                                                                                                                     (Y/N)
           B.     [/] Identify the family in 10 letters: R  E  L  I  A  S  T  A  R

                  NOTE:  In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.       A.     [/] Is Registrant a separate account of an insurance company?(Y/N)

                  If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:     (Y/N)
           B.     [/] Variable annuity contracts?(Y/N)
                                                                                                                     (Y/N)
           C.     [/] Scheduled premium variable life contracts?
                                                                                                                     (Y/N)
           D.     [/] Flexible premium variable life contracts? (Y/N)
                                                                                                                     (Y/N)
           E.     [/] Other types of insurance products registered under the
                  Securities Act of 1933? Y/N?                                                                       (Y/N)

118.              [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.              [/] State the number of new series for which registration statement under the Securities Act of 1933 became effective during the period

120.              [/] State the total value of the portfolio securities on the date of deposit for the new
                  series included in item 119 ($000's omitted)                                                     $

121.              [/] State the number of series for which a current prospectus was in existence at the end of the period

122.              [/] State the number of existing series for which additional units were registered under the
                  Securities Act of 1933 during the current period
123.              [/] State the total value of the additional units considered in answering item 122($000's
                  omitted)                                                                                         $

124.              [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
                  current period(the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
                  omitted)                                                                                         $

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For period ending    12/31/01
File number 811-9002



125.              [/] State the total dollar amount of sales loads collected
                  (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)

                                                                                                                   $   4,444
                                                                                                                   -----------
126.              Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
                  Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
                  subsequent series.)($000's omitted)

                                                                                                                   $      0
                                                                                                                   -----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                             Number of          Total        Total Income
                                                               Series          ($000's      Distributions
                                                             Investing         omitted)    ($000's omitted)


A.      U.S. Treasury Direct Issue                                                $                  $

B.      U.S. Government Agency                                                    $                  $

C.      State and municipal Tax-free                                              $                  $

D.      Public utility debt                                                       $                  $

        Brokers or dealers debt or debt of broker or
E.      dealer's parent                                                           $                  $

F       All other corporate intermed & long term debt                             $                  $

G.      All other corporate short term debt                                       $                  $

H.      Equity securities of brokers or dealers or
        parents of brokers or dealers                                             $                  $

I.      Investment company equity securities
                                                                    1             $894,595           $

J.      All other equity securities                       $                       $                  $

K.      Other securities                                  $                       $                  $

L.      Total assets of all series of registrant
                                                                    1             $894,595           $

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For period ending     12/31/01
File number 811-9002

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) (Y/N)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) (Y/N)

131.     [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $13,947
                                                   ------------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing.


                  811-9002           811-                811-               811-               811-

                  811-               811-                811-               811-               811-

                  811-               811-                811-               811-               811-

                  811-               811-                811-               811-               811-

                  811-               811-                811-               811-               811-

                  811-               811-                811-               811-               811-

                  811-               811-                811-               811-               811-

                  811-               811-                811-               811-               811-

                  811-               811-                811-               811-               811-

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                                 SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee) in the City of Minneapolis and State of Minnesota on the 27 day of February, 2002.

                                    Northern Life Insurance Company
                                    (Name of registrant, depositor, or trustee)

Witness: /s/ Christa Ramberg        By: /s/ Jeryl A. Miller
         ------------------------       ----------------------------------------
         Senior Accountant              Assistant Vice Pres
         (Name and Title)               (Name and title of person signing on
                                        behalf of registrant, depositor or
                                        trustee)